Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Intangible Assets [Line Items]
Intangible assets with finite lives, Beginning balance	$ 99,922		$ 101,617
Net intangible assets with finite lives, Beginning balance	47,690		55,320
Intangible assets with finite lives, Accumulated amortization, Ending balance	(59,706)		(52,232)
Other Accumulated Amortization of Intangible Assets	(1,758)	[1]	12	[2]
Accumulated amortization	(5,716)		(5,947)
Intangible assets with finite lives, Accumulated amortization, Beginning balance	(52,232)		(46,297)
Accumulated amortization acquisitions			0
Other, Gross carrying amount	46	[1]	(1,995)	[2]
Intangible assets with finite lives, Ending balance	99,968		99,922
Intangible assets with finite lives, acquisitions			300
Amortization, intangible assets	(5,716)		(5,947)
Other, Finite lived intangible assets	(1,712)	[1]	(1,983)	[2]
Net intangible assets with finite lives, Ending balance	40,262		47,690
Indefinite-lived Intangible Assets, Trade name, Beginning Balance	300,334		300,824
Intangible Assets, Trade name, acquisitions			0
Other, Trade name	(952)	[1]	(490)	[2]
Indefinite-lived Intangible Assets, Trade name, Ending Balance	299,382		300,334
Total intangible assets - net, Beginning balance	348,024		356,144
Total intangible assets - net, acquisitions			300
Accumulated amortization	(5,716)		(5,947)
Other, Total intangible assets - net	(2,664)	[1]	(2,473)	[2]
Total intangible assets - net, Ending balance	$ 339,644		$ 348,024

[1]	Activity for 2015 primarily consists of the write-off of intangible assets for closed theatres, the write-off of a vendor contract intangible asset, $992 for impairment of a favorable lease and foreign currency translation adjustments.
[2]	Activity for 2014 primarily consists of $479 for impairment of a tradename intangible asset related to one U.S. theatre and foreign currency translation adjustments.